TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended									24 Months Ended
	Jan. 01, 2008	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2014	Dec. 31, 2019 CNY (¥)
TAXATION
Unified enterprise income tax rate	25.00%
Undistributed earnings from its PRC subsidiaries					$ 189,291										¥ 1,317,809
Unrecognized tax benefits					351		¥ 6,677								2,443
Unrecognized tax benefits impact in the effective rate					$ 129										897
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
TAXATION
Preferential tax rate			15.00%		15.00%	15.00%	15.00%	15.00%
Preferential tax rate, additional term			3 years
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
TAXATION
Preferential tax rate		15.00%			15.00%	15.00%	15.00%	15.00%
Preferential tax rate, additional term		3 years
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
TAXATION
Preferential tax rate					15.00%	15.00%	15.00%	15.00%					15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
TAXATION
Preferential tax rate				15.00%	15.00%	15.00%	15.00%	25.00%
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")
TAXATION
Unified enterprise income tax rate					25.00%	25.00%
Tax holiday, exemption rate								50.00%	50.00%	50.00%	100.00%	100.00%
Tax holiday reduction period										3 years				2 years
TAIWAN | DYX Taiwan
TAXATION
Income tax rate					20.00%	20.00%	20.00%	17.00%
PRC
TAXATION
Income tax rate on PRC tax resident enterprises					25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)					$ 94,983										661,253
Interest expenses (in RMB)					(211)	¥ (1,447)	¥ (2,761)	¥ 674
Accumulated interest expenses (in RMB)					$ 104		¥ 2,168								¥ 721
PRC | Minimum
TAXATION
Net tax operating losses expiration year					2020	2020
PRC | Maximum
TAXATION
Net tax operating losses expiration year					2029	2029
HONG KONG | 21Vianet Hong Kong Entities
TAXATION
Income tax rate					16.50%	16.50%	16.50%	16.50%
Non-PRC
TAXATION
Withholding tax percent					10.00%	10.00%